Commitments (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Commitments (Textual)
Annual lease payments payable	$ 83
Minimum annual lease payments	$ 80
Operating lease agreements term	36 months
Deposits	$ 11